Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Annual Payments under Nielsen's Purchase Obligations

These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013		2014		2015		2016		2017		Thereafter		Total
Operating leases	$91	$	78	$	59	$	45	$	36	$	84	$	393
Other contractual obligations	150		47		26		12		2		2		239
Total	$241	$	125	$	85	$	57	$	38	$	86	$	632